Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	$ 5,172	$ 6,054
Recognized in Income Statement	(470)	1,994
Recognized in Other Comprehensive Income	326	(3,034)
Recognized in Equity	4	8
Translation and Other	10	150
Ending balance	5,042	5,172
Loss carryforwards [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	701	517
Recognized in Income Statement	(18)	184
Recognized in Equity	(8)
Translation and Other	(5)
Ending balance	670	701
Actuarial liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	4,507	13,731
Recognized in Income Statement	188	2,334
Recognized in Other Comprehensive Income	1,198	(12,005)
Recognized in Equity		11
Translation and Other	(80)	436
Ending balance	5,813	4,507
Pensions and post-employment benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	142	161
Recognized in Income Statement	4	(2)
Recognized in Other Comprehensive Income	26	(17)
Translation and Other	(1)
Ending balance	171	142
Tax credits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	109	46
Recognized in Income Statement	15	63
Translation and Other	(2)
Ending balance	122	109
Accrued interest [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	1	1
Ending balance	1	1
Real estate [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(1,317)	(1,287)
Recognized in Income Statement	168	10
Recognized in Other Comprehensive Income		(1)
Translation and Other	14	(39)
Ending balance	(1,135)	(1,317)
Lease liability [member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	47	26
Recognized in Income Statement	(7)	17
Recognized in Equity		3
Translation and Other	(2)	1
Ending balance	38	47
Right of use asset and sublease receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(41)	(22)
Recognized in Income Statement	7	(18)
Recognized in Equity		(2)
Translation and Other		1
Ending balance	(34)	(41)
Securities and other investments [member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	1,560	(6,484)
Recognized in Income Statement	(293)	(702)
Recognized in Other Comprehensive Income	(1,245)	8,984
Recognized in Equity	2	(10)
Translation and Other	62	(228)
Ending balance	86	1,560
Sale of investments [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(30)	(40)
Recognized in Income Statement	12	10
Ending balance	(18)	(30)
Goodwill and intangible assets [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(828)	(804)
Recognized in Income Statement	(12)	(6)
Translation and Other	18	(18)
Ending balance	(822)	(828)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	321	209
Recognized in Income Statement	(534)	104
Recognized in Other Comprehensive Income	347	5
Recognized in Equity	10	6
Translation and Other	6	(3)
Ending balance	$ 150	$ 321